Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
10.           DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities, or ASC 815.

The Company issued warrants to UTA Capital per the terms of a note payable in 2010, which were outstanding through August 2012, at which point the Company and the lender settled the debt and the warrants.

The terms of the warrants, among others, provided that the number of shares issuable upon exercise of the warrants amounted to 16% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and the exercise price, which was initially at $18.75 per common share underlying the warrants, was reset at the lowest effective price per share in the Company’s subsequent financings.   The Company reset the exercise price of the warrants in the third amendment to the loan agreement in December 2011. This amendment was accounted for as a loan modification.  The adjustment of the warrant was valued under the Black-Scholes Option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The Company issued warrants to the lenders under its term loan agreement in 2012. The Company also issued warrants in connection with the issuance of its Series E Preferred Stock in 2012.  The warrants were outstanding at December 31, 2012.

The terms of the warrants issued to the lenders in 2012 provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 11.5% of the Company’s fully-diluted outstanding common stock and common stock equivalents, whether the common stock equivalents are fully vested and exercisable or not, and that the initial exercise price of such warrants is $1.25 per share of common stock, subject to adjustment.

At the issuance date, the warrants issued to the lenders were exercisable to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of common stock of the Company.  The Company calculated the number of shares that would be issued if the warrants were exercised at 4,423,681, based on fully-diluted shares outstanding of 44,236,809. This calculation assumed the conversion of all preferred shares into common shares and the exercise of the warrants issued to the purchasers of the Series E Preferred Stock, and the Company used an Option Pricing Method to determine the fair value of the warrants of $193,944. In applying such methodology, the Company used a historical volatility of 109% based on its volatility and volatility of other public comparable companies.  The risk free interest rate was estimated at 0.23% based on the two-year treasury rate.  The Company used the imputed value of common stock using the Option Pricing method and the term of the warrants of two years for its assumptions. The underlying security price (fair value of the shares of the Company’s common stock) was $0.0018 on September 17, 2012, the date of issuance of the warrants.

On November 14, 2012, the Company's term loan agreement was amended and the number of warrants was adjusted to enable the purchase of up to 11.5% of the fully diluted common shares outstanding.  At December 31, 2012, the number of shares to be issued upon exercise of the warrants was 6,007,529, based on fully-diluted shares of 51,810,451.  The Company used the Option Pricing Method to determine the fair value of the warrants as of December 31, 2012. The fair value was determined to be $35,593.  The Company used a historical volatility of 112% based on its volatility and volatility of other public comparable companies.  The risk free interest rate was estimated at 0.25% based on the two year treasury rate.  The Company used the imputed value of common stock using the Option Pricing method and the term of the warrants of 1.7 years for its assumptions.

The terms of the warrants issued to the holders of Series E Preferred Stock provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 4.99% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents are fully vested and exercisable or not, and that the exercise price of such warrants is $125 per share of common stock, subject to adjustment.

The warrants provide for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments.  Additionally, the warrants do not contain an exercise contingency.  Accordingly, the settlement of the warrants would not equal the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, they are not indexed to the Company’s stock price.  The Company accounts for such variability associated with its warrants as derivative liabilities.

The warrants issued to the holders of Series E Preferred Stock do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and should be classified as derivative liabilities at fair value and should be marked to market since they are not considered indexed to the issuer’s stock. At December 31, 2012, the value of the derivative liability for the warrants was minimal and therefore no amount was recorded by the Company.

In determining the fair value of the warrants, the Company used the imputed value of common stock using the Option Pricing method of $0.0017 and $0.2075 on December 31, 2012 and March 31, 2013, respectively.

The fair value of derivatives at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodologies:

	March 31,	Year Ended December 31,
	2013	2012	2011

Implied fair value of Company’s common stock	$0.2075-9.00	$0.68755-10.00	$0.6875-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	109-112%	56.78-112%	56.78-112%
Exercise price	$1.25-125.00	$0.2375 – 2.50	$0.2375 – 2.50
Estimated life	1.5 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0260 - 0.12%	0.0266-0.12%	0.06-0.12%

A summary of the transactions related to the derivative liability for the three months ended March 31, 2013 and the years ended December 31, 2012 and 2011 is as follows:

Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Decrease in fair value of derivative liability,
recognized as other income	(15,629)
Derivative liability at March 31, 2013	$17,964